united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Timothy Burdick Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)       Insert Tailored Shareholder Report

Tactical Dividend & Momentum Fund

Class A (HTDAX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.70%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (the "Fund”) began the annual period (8/1/2023-7/31/2024) fully invested. During early August, a discretionary move to cash was made due to concerns over market risks associated with regional bank ratings downgrades and deteriorating market breadth. The Fund remained fully defensive until early September, at which point we re-entered all sectors at 1/3 their respective market capitalization weightings. The Fund moved back to fully defensive at the end of September as market conditions deteriorated and interest rates turned sharply higher, putting all tactical sector signals on a Sell. The Fund remained defensive until November 2, 2023, when we re-entered the Energy and Communication Services sectors, followed by Consumer Staples. On November 14, 2023, the Fund began scaling back into the market, reaching fully invested levels on December 15, 2023. The Fund has remained fully invested in all sectors as of July 31, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
Tactical Dividend and Momentum Fund - with load
S&P 500 Index
$40,000
$30,000
$20,000
$10,000
$0
$33,415
$14,758
$13,910
09/09/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24

	Tactical Dividend and Momentum Fund	Tactical Dividend and Momentum Fund - with load	S&P 500 Index
09/09/15	$10,000	$9,425	$10,000
07/31/16	$9,608	$9,056	$11,408
07/31/17	$9,899	$9,330	$13,238
07/31/18	$11,213	$10,569	$15,387
07/31/19	$10,936	$10,307	$16,616
07/31/20	$10,648	$10,036	$18,603
07/31/21	$13,699	$12,912	$25,383
07/31/22	$13,039	$12,290	$24,206
07/31/23	$12,947	$12,203	$27,356
07/31/24	$14,758	$13,910	$33,415

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 9, 2015)
Tactical Dividend and Momentum Fund
Without Load	13.99%	6.18%	4.47%
With Load	7.39%	4.93%	3.78%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.3%
Financial 12.9%
Health Care 11.8%
Consumer Discretionary 9.9%
Communication Services 9.1%
Industrial 8.4%
Consumer Staples 5.8%
Energy 3.7%
Utilities 2.4%
Real Estate 2.3%
Materials 2.2%
Collateral for Securities Loaned 0.6%
Money Market Funds 0.5%
Liabilities in Excess of Other Assets -0.9%

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.4%
Energy	3.7%
Consumer Staples	5.8%
Industrial	8.4%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	11.8%
Financial	12.9%
Technology	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	20.8%
Financial Select Sector SPDR Fund	12.9%
Health Care Select Sector SPDR Fund	11.8%
Technology Select Sector SPDR Fund	10.6%
Consumer Discretionary Select Sector SPDR Fund	9.9%
Communication Services Select Sector SPDR Fund	9.1%
Industrial Select Sector SPDR Fund	8.4%
Consumer Staples Select Sector SPDR Fund	5.8%
Energy Select Sector SPDR Fund	3.7%
Utilities Select Sector SPDR Fund	2.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Tactical Dividend & Momentum Fund - Class A (HTDAX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-HTDAX

Tactical Dividend & Momentum Fund

Class C (HTDCX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.45%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (the "Fund”) began the annual period (8/1/2023-7/31/2024) fully invested. During early August, a discretionary move to cash was made due to concerns over market risks associated with regional bank ratings downgrades and deteriorating market breadth. The Fund remained fully defensive until early September, at which point we re-entered all sectors at 1/3 their respective market capitalization weightings. The Fund moved back to fully defensive at the end of September as market conditions deteriorated and interest rates turned sharply higher, putting all tactical sector signals on a Sell. The Fund remained defensive until November 2, 2023, when we re-entered the Energy and Communication Services sectors, followed by Consumer Staples. On November 14, 2023, the Fund began scaling back into the market, reaching fully invested levels on December 15, 2023. The Fund has remained fully invested in all sectors as of July 31, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,415
$13,821
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Jul-2016	$9,562	$11,408
Jul-2017	$9,780	$13,238
Jul-2018	$10,982	$15,387
Jul-2019	$10,639	$16,616
Jul-2020	$10,275	$18,603
Jul-2021	$13,114	$25,383
Jul-2022	$12,386	$24,206
Jul-2023	$12,201	$27,356
Jul-2024	$13,821	$33,415

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	13.28%	5.37%	3.71%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.4%
Energy	3.7%
Consumer Staples	5.8%
Industrial	8.4%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	11.8%
Financial	12.9%
Technology	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	20.8%
Financial Select Sector SPDR Fund	12.9%
Health Care Select Sector SPDR Fund	11.8%
Technology Select Sector SPDR Fund	10.6%
Consumer Discretionary Select Sector SPDR Fund	9.9%
Communication Services Select Sector SPDR Fund	9.1%
Industrial Select Sector SPDR Fund	8.4%
Consumer Staples Select Sector SPDR Fund	5.8%
Energy Select Sector SPDR Fund	3.7%
Utilities Select Sector SPDR Fund	2.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Tactical Dividend & Momentum Fund - Class C (HTDCX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-HTDCX

Tactical Dividend & Momentum Fund

Class I (HTDIX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.45%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (the "Fund”) began the annual period (8/1/2023-7/31/2024) fully invested. During early August, a discretionary move to cash was made due to concerns over market risks associated with regional bank ratings downgrades and deteriorating market breadth. The Fund remained fully defensive until early September, at which point we re-entered all sectors at 1/3 their respective market capitalization weightings. The Fund moved back to fully defensive at the end of September as market conditions deteriorated and interest rates turned sharply higher, putting all tactical sector signals on a Sell. The Fund remained defensive until November 2, 2023, when we re-entered the Energy and Communication Services sectors, followed by Consumer Staples. On November 14, 2023, the Fund began scaling back into the market, reaching fully invested levels on December 15, 2023. The Fund has remained fully invested in all sectors as of July 31, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,415
$15,052
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Jul-2016	$9,612	$11,408
Jul-2017	$9,927	$13,238
Jul-2018	$11,270	$15,387
Jul-2019	$11,024	$16,616
Jul-2020	$10,749	$18,603
Jul-2021	$13,880	$25,383
Jul-2022	$13,228	$24,206
Jul-2023	$13,169	$27,356
Jul-2024	$15,052	$33,415

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	14.30%	6.43%	4.71%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.4%
Energy	3.7%
Consumer Staples	5.8%
Industrial	8.4%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	11.8%
Financial	12.9%
Technology	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	20.8%
Financial Select Sector SPDR Fund	12.9%
Health Care Select Sector SPDR Fund	11.8%
Technology Select Sector SPDR Fund	10.6%
Consumer Discretionary Select Sector SPDR Fund	9.9%
Communication Services Select Sector SPDR Fund	9.1%
Industrial Select Sector SPDR Fund	8.4%
Consumer Staples Select Sector SPDR Fund	5.8%
Energy Select Sector SPDR Fund	3.7%
Utilities Select Sector SPDR Fund	2.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Tactical Dividend & Momentum Fund - Class I (HTDIX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-HTDIX

Tactical Dividend & Momentum Fund

Class R (HTDRX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$198	1.85%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (the "Fund”) began the annual period (8/1/2023-7/31/2024) fully invested. During early August, a discretionary move to cash was made due to concerns over market risks associated with regional bank ratings downgrades and deteriorating market breadth. The Fund remained fully defensive until early September, at which point we re-entered all sectors at 1/3 their respective market capitalization weightings. The Fund moved back to fully defensive at the end of September as market conditions deteriorated and interest rates turned sharply higher, putting all tactical sector signals on a Sell. The Fund remained defensive until November 2, 2023, when we re-entered the Energy and Communication Services sectors, followed by Consumer Staples. On November 14, 2023, the Fund began scaling back into the market, reaching fully invested levels on December 15, 2023. The Fund has remained fully invested in all sectors as of July 31, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,415
$14,511
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Jul-2016	$9,562	$11,408
Jul-2017	$9,834	$13,238
Jul-2018	$11,116	$15,387
Jul-2019	$10,832	$16,616
Jul-2020	$10,527	$18,603
Jul-2021	$13,532	$25,383
Jul-2022	$12,858	$24,206
Jul-2023	$12,742	$27,356
Jul-2024	$14,511	$33,415

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	13.88%	6.02%	4.28%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.4%
Energy	3.7%
Consumer Staples	5.8%
Industrial	8.4%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	11.8%
Financial	12.9%
Technology	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	20.8%
Financial Select Sector SPDR Fund	12.9%
Health Care Select Sector SPDR Fund	11.8%
Technology Select Sector SPDR Fund	10.6%
Consumer Discretionary Select Sector SPDR Fund	9.9%
Communication Services Select Sector SPDR Fund	9.1%
Industrial Select Sector SPDR Fund	8.4%
Consumer Staples Select Sector SPDR Fund	5.8%
Energy Select Sector SPDR Fund	3.7%
Utilities Select Sector SPDR Fund	2.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Tactical Dividend & Momentum Fund - Class R (HTDRX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-HTDRX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$14,300
2023	$13,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,200
2023	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Tactical Dividend and Momentum Fund
Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Annual Financial Statements
July 31, 2024

www.HanlonFunds.com
1-844-828-3212

Distributed by Foreside Financial Services, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

TACTICAL DIVIDEND & MOMENTUM FUND
SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	COMMON STOCK — 1.9%
	GAMING REIT - 1.9%
35,000	Gaming and Leisure Properties, Inc.	$1,757,000
	TOTAL COMMON STOCK (Cost $1,587,089)

	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 97.9%
97,038	Communication Services Select Sector SPDR Fund(a)	8,324,890
48,192	Consumer Discretionary Select Sector SPDR Fund	9,035,518
67,656	Consumer Staples Select Sector SPDR Fund(a)	5,267,020
35,623	Energy Select Sector SPDR Fund	3,320,420
269,004	Financial Select Sector SPDR Fund	11,766,234
71,763	Health Care Select Sector SPDR Fund	10,737,898
59,484	Industrial Select Sector SPDR Fund(a)	7,605,624
22,168	Materials Select Sector SPDR Fund	2,042,560
7,767	Real Estate Select Sector SPDR Fund	319,923
44,110	Technology Select Sector SPDR Fund	9,651,268
29,715	Utilities Select Sector SPDR Fund(a)	2,162,955
33,251	Vanguard Information Technology ETF	18,886,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,498,041)	89,121,210

	SHORT-TERM INVESTMENTS — 1.1%
	COLLATERAL FOR SECURITIES LOANED - 0.6%
580,117	Dreyfus Government Cash Management Fund, Institutional Class, 5.14% (Cost $580,117)(b),(c)	580,117

	MONEY MARKET FUND - 0.5%
452,069	MSILF Treasury Securities Portfolio, Institutional Class, 5.14% (Cost $452,069)(c)	452,069
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,186)	1,032,186

	TOTAL INVESTMENTS - 100.9% (Cost $80,117,316)	$91,910,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(870,422)
	NET ASSETS - 100.0%	$91,039,974

ETF	- Exchange-Traded Fund

MSILF	- Morgan Stanley Institutional Liquidity Funds

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2024 was $16,214,438.

(b)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $580,117 at July 31, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $15,834,163.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

Assets
Investment securities
At cost	$80,117,316
At value*	91,910,396
Dividends and interest receivable	3,408
Receivable for Fund shares sold	15
Prepaid expenses and other assets	25,665
Total Assets	91,939,484

Liabilities
Payable upon return of securities loaned	580,117
Payable for fund shares redeemed	179,261
Accrued advisory fees	72,229
Payable to Related Parties	28,498
Distribution (12b-1) fees payable	7,278
Other accrued expenses	32,127
Total Liabilities	899,510
Net Assets	$91,039,974

Composition of Net Assets:
Paid in capital	$88,786,456
Accumulated earnings	2,253,518
Net Assets	$91,039,974

Net Asset Value Per Share
Class A
Net Assets	$6,536,935
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	519,037
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$12.59
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$13.36
Class C
Net Assets	$234,207
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,887
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share (b)	$11.78
Class I
Net Assets	$67,619,150
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,408,554
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$12.50
Class R
Net Assets	$16,649,682
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,353,389
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$12.30

*	Includes fair value of securities loaned $16,214,438.

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year.

(b)	Class C shares sold within one year of purchase are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF OPERATIONS
Year Ended July 31, 2024

Investment Income
Dividend income	$1,121,256
Interest income	1,431,912
Income from securities loaned	18,035
Total investment income	2,571,203

Expenses
Investment advisor fees	927,839
Distribution (12b-1) fees:
Class A	15,491
Class C	2,473
Class R	62,583
Administration fees	99,120
Third party administrative service fees	92,784
Registration fees	59,914
Transfer agent fees	55,896
Fund accounting fees	47,425
Legal fees	27,913
Compliance officer fees	24,000
Audit fees	17,002
Custody fees	15,000
Trustees’ fees	15,000
Printing expense	12,554
Insurance expense	6,577
Other expenses	5,055
Total expenses	1,486,626
Less: Fees waived/expenses reimbursed by the Adviser	(61,415)
Net Expenses	1,425,211
Net Investment Income	1,145,992

Net Realized and Unrealized Gain on Investments

Net realized gain on:
Investments	7,560,309

Net Change in unrealized appreciation on:
Investments	2,741,254

Net Realized and Unrealized Gain on Investments	10,301,563
Net Increase in Net Assets Resulting From Operations	$11,447,555

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
Operations
Net investment income	$1,145,992	$1,149,475
Net realized gain (loss) from investment transactions	7,560,309	(11,830,935)
Net change in unrealized gain of investment transactions	2,741,254	9,051,826
Net increase (decrease) in net assets resulting from operations	11,447,555	(1,629,634)

Distributions to Shareholders
Distributions paid:
Class A	(102,816)	—
Class C	(2,535)	—
Class I	(1,299,605)	—
Class R	(231,558)	—
Net Decrease in Net Assets from Distributions to Shareholders	(1,636,514)	—

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	382,289	478,295
Class C	3,820	1,320
Class I	3,541,789	8,534,740
Class R	1,767,691	1,740,424
Reinvestment of distributions:
Class A	101,945	—
Class C	2,270	—
Class I	80,441	—
Class R	231,558	—
Cost of shares redeemed:
Class A	(1,314,606)	(940,316)
Class C	(40,222)	(68,302)
Class I	(28,457,149)	(22,581,388)
Class R	(2,808,308)	(4,862,113)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(26,508,482)	(17,697,340)

Total Decrease in Net Assets	(16,697,441)	(19,326,974)

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND (Continued)
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
Net Assets
Beginning of year	$107,737,415	$127,064,389
End of year	$91,039,974	$107,737,415

Share Activity:
Class A Class:
Shares Sold	32,668	44,518
Shares Reinvested	9,192	—
Shares Redeemed	(118,026)	(88,522)
Net Decrease in Total Shares Outstanding	(76,166)	(44,004)

Class C Class:
Shares Sold	356	132
Shares Reinvested	218	—
Shares Redeemed	(3,412)	(6,869)
Net Decrease in Total Shares Outstanding	(2,838)	(6,737)

Class I Class:
Shares Sold	308,721	818,992
Shares Reinvested	7,313	—
Shares Redeemed	(2,548,062)	(2,146,177)
Net Decrease in Total Shares Outstanding	(2,232,028)	(1,327,185)

Class R Class:
Shares Sold	158,987	169,000
Shares Reinvested	21,342	—
Shares Redeemed	(252,822)	(465,962)
Net Decrease in Total Shares Outstanding	(72,493)	(296,962)

The accompanying notes are an integral part of these financial statements.

Tactical Dividend & Momentum Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year		Year		Year
	Ended	Ended	Ended		Ended		Ended
	July 31,	July 31,	July 31,		July 31,		July 31,
	2024	2023	2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$11.23	$11.31	$13.57		$10.54		$10.87

Investment operations:
Net investment income (loss)(a)	0.12	0.09	(0.09)		(0.04)		(0.01	) (b)
Net realized and unrealized gain (loss) on investments	1.43	(0.17)	(0.48)		3.07		(0.27)
Total from investment operations	1.55	(0.08)	(0.57)		3.03		(0.28)

Less distributions to shareholders from:
Net investment income	(0.19)	—	—		—		(0.04)
Net realized gains	—	—	(1.69)		—		—
Return of capital	—	—	—		—		(0.01)
Total distributions	(0.19)	—	(1.69)		—		(0.05)

Net asset value, end of year	$12.59	$11.23	$11.31		$13.57		$10.54

Total Return(c)	13.99%	(0.71)%	(4.89	)% (d)	28.75	% (d)	(2.63)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$6,537	$6,682	$7,229		$6,928		$8,669
Ratio of expenses to:
average net assets, before reimbursement(e)	1.77%	1.70%	1.56%		1.68%		1.66%
average net assets, net of reimbursement(e)	1.70%	1.70%	1.56%		1.68%		1.66%
Ratio of net investment income (loss) to average net assets (e)(f)	1.04%	0.86%	(0.72)%		(0.30)%		(0.11	)% (b)
Portfolio turnover rate	226%	385%	406%		64%		293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

These accompanying notes are an integral part of these financial statements.

Tactical Dividend & Momentum Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year		Year		Year
	Ended	Ended	Ended		Ended		Ended
	July 31,	July 31,	July 31,		July 31,		July 31,
	2024	2023	2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$10.51	$10.67	$12.99		$10.17		$10.53

Investment operations:
Net investment income (loss)(a)	0.02	0.01	(0.18)		(0.12)		(0.09	) (b)
Net realized and unrealized gain (loss) on investments	1.36	(0.17)	(0.45)		2.94		(0.27)
Total from investment operations	1.38	(0.16)	(0.63)		2.82		(0.36)

Less distributions to shareholders from:
Net investment income	(0.11)	—	—		—		—
Net realized gains	—	—	(1.69)		—		—
Total distributions	(0.11)	—	(1.69)		—		—

Net asset value, end of year	$11.78	$10.51	$10.67		$12.99		$10.17

Total Return(c)	13.28%	(1.50)%	(5.62	)% (d)	27.73	% (d)	(3.42)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$234	$239	$314		$345		$1,087
Ratio of expenses to:
average net assets, before reimbursement(e)	2.52%	2.45%	2.32%		2.43%		2.41%
average net assets, net of reimbursement(e)	2.45%	2.45%	2.32%		2.43%		2.41%
Ratio of net investment income (loss) to average net assets (e)(f)	0.19%	0.14%	(1.52)%		(1.05)%		(0.88	)% (b)
Portfolio turnover rate	226%	385%	406%		64%		293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

These accompanying notes are an integral part of these financial statements.

Tactical Dividend & Momentum Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$11.15	$11.20	$13.43	$10.40	$10.74

Investment operations:
Net investment income (loss)(a)	0.15	0.12	(0.07)	— (b)	0.01
Net realized and unrealized gain (loss) on investments	1.42	(0.17)	(0.47)	3.03	(0.27)
Total from investment operations	1.57	(0.05)	(0.54)	3.03	(0.26)

Less distributions to shareholders from:
Net investment income	(0.22)	—	—	—	(0.07)
Net realized gains	—	—	(1.69)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.22)	—	(1.69)	—	(0.08)

Net asset value, end of year	$12.50	$11.15	$11.20	$13.43	$10.40

Total Return(c)	14.30%	(0.45)%	4.70%	29.13%	(2.50)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$67,619	$85,173	$100,451	$64,338	$75,871
Ratio of expenses to:
average net assets, before reimbursement(d)	1.52%	1.45%	1.40%	1.43%	1.41%
average net assets, net of reimbursement(d)	1.45%	1.45%	1.40%	1.43%	1.41%
Ratio of net investment income (loss) to average net assets (d)(e)	1.36%	1.11%	(0.56)%	(0.03)%	0.13%
Portfolio turnover rate	226%	385%	406%	64%	293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

These accompanying notes are an integral part of these financial statements.

Tactical Dividend & Momentum Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$10.97	$11.07	$13.33	$10.37	$10.70

Investment operations:
Net investment income (loss)(a)	0.09	0.07	(0.11)	(0.05)	(0.03	) (b)
Net realized and unrealized gain (loss) on investments	1.41	(0.17)	(0.46)	3.01	(0.27)
Total from investment operations	1.50	(0.10)	(0.57)	2.96	(0.30)

Less distributions to shareholders from:
Net investment income	(0.17)	—	—	—	(0.02)
Net realized gains	—	—	(1.69)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.17)	—	(1.69)	—	(0.03)

Net asset value, end of year	$12.30	$10.97	$11.07	$13.33	$10.37

Total Return(c)	13.88%	(0.90)%	(4.98)%	28.54%	(2.81)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$16,650	$15,643	$19,070	$16,898	$16,931
Ratio of expenses to:
average net assets, before reimbursement(d)	1.92%	1.85%	1.72%	1.83%	1.81%
average net assets, net of reimbursement(d)	1.85%	1.85%	1.72%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets(d)(e)	0.81%	0.70%	(0.90)%	(0.43)%	(0.26	)% (b)
Portfolio turnover rate	226%	385%	406%	64%	293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The amount of net investment loss per share for the period ended does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

These accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2024

1.	ORGANIZATION

The Tactical Dividend and Momentum Fund (formerly, Hanlon Tactical Dividend and Momentum Fund) (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2015. The investment objective of the Fund is to provide capital appreciation and current income, and the Fund is diversified. The Tactical Dividend and Momentum Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund offers Class A, Class C, Class I and Class R shares. Class A shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of the Fund are offered at net asset value. There is a 1.00% contingent deferred sales charge (“CDSC”) on Class A shares for investments of $1 million or more on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. Class C shares of the Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has appointed execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,757,000	$—	$—	$1,757,000
Exchange-Traded Funds	89,121,210	—	—	89,121,210
Collateral For Securities Loaned	580,117	—	—	580,117
Money Market Fund	452,069	—	—	452,069
Total	$91,910,396	$—	$—	$91,910,396

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2021-2023, or expected to be taken in the Fund’s July 31, 2024 tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments expose the Fund to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with the Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, equity risk, fixed income securities risk, focus risk, healthcare sector risk, high yield risk, investment companies risk, issuer-specific risk, large capitalization risk, liquidity risk, management risk,

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

market events risk, market risk, portfolio turnover risk, real estate securities risk, rules-based strategy risk, sector risk, securities lending risk, technology securities risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

●	Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Investment Companies Risk – When the Fund invests in other investment companies, including closed- end funds or ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s operating expense, including the management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of shares of ETFs or exchange-traded closed-end funds may differ from their net asset value. Accordingly, there may be times when closed -end fund or ETF shares trade at a premium or discount to net asset value. For ETFs, this difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. During periods of market volatility, inverse ETFs may not perform as expected.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss of delay.

Volatility Risk – The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invest. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

decreases the value of money. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity.

Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Technology Sector Risk – The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2024, amounted to $154,856,157 and $181,523,431, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended July 31, 2024, the Adviser earned advisory fees of $927,839.

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), through November 30, 2024, to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front- end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This Waiver Agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. No recoupment will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders. During the year ended July 31, 2024 the adviser waived $61,415 in advisory fees. As of July 31, 2024, the total amount of previously waived fees available for recapture is $61,584, of which $169 will expire on July 31, 2026 and $61,415 will expire on July 31, 2027.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”) . The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the year ended July 31, 2024, the Tactical Dividend and Momentum Fund incurred distribution fees of $15,491, $2,473 and $62,583 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the year ended July 31, 2024, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, the following affiliated entities provide services to the Fund:

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$80,163,177	$11,793,080	$(45,861)	$11,747,219

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended July 31, 2024, is as follows:

Fiscal Year Ended
July 31, 2024
Ordinary Income	$1,636,514
Long-Term Capital Gain	—
Return of Capital	—
$1,636,514

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(125,868)	$(9,367,833)	$—	$11,747,219	$2,253,518

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $125,868.

At July 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$9,367,833	$—	$9,367,833	$268,464

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the fiscal year ended July 31, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$(71,194)	$71,194

8.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2024, the Fund had 31.4% of the value of its net assets invested within the Technology sector.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2024, Pershing LLC held 69.03% of the voting securities of the Fund for the benefit of others.

10.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash and securities, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short- term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate

TACTICAL DIVIDEND AND MOMENTUM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of July 31, 2024, the Fund had loaned securities and received collateral for the loan. The Fund received cash collateral which was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments and non-cash collateral in the form of U.S. Government securities. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Fund	Loaned Securities	Collateral	Investment Income
Tactical Dividend and Momentum Fund	$16,214,438	$16,414,280	0.70%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
	Gross	Gross Amounts	of Assets
	Amounts of	Offset in the	Presented in	Financial	Cash
	Recognized	Statement of Assets	the Statement of	Instruments	Collateral	Net Amount
Assets	Assets	and Liabilities	Assets & Liabilities	Pledged*	Pledged	of Assets
Tactical Dividend and Momentum Fund
Description:
Securities Loaned	$16,214,438	$—	$16,214,438	$15,634,321	$580,117	$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral included in the table aboves is not reflected in the Fund’s records as the Fund does not have control of this collateral.

The following table sets forth the remaining contractual maturity of the collateral held as of July 31, 2024:

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2024
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Dreyfus Government Cash Management Fund Institutional Class	$580,117	$—	$—	$—	$580,117
U.S. Government	—	7,292	—	15,826,871	15,834,163
Total securities lending collateral	$580,117	$7,292	$—	$15,826,871	$16,414,280

The fair value of the securities loaned for the Fund totaled $16,214,438 at July 31, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $580,117 for the Fund at July 31, 2024. These amounts are offset by a liability recorded as “Securities lending collateral.” As of July 31, 2024, the Fund had received non-cash collateral of $15,834,163 which is not reflected in the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following. The Fund’s Waiver Agreement will not be renewed when it expires on November 30, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tactical Dividend and Momentum Fund and Board of Trustees of
Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Dividend and Momentum Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose reports dated September 29, 2022 and September 29, 2021, expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

TACTICAL DIVIDEND AND MOMENTUM
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2024

Approval of Advisory Agreement

Hanlon Investment Management, Inc. for the Tactical Dividend and Momentum Fund

At a meeting held on June 12–13, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Hanlon Investment Management, Inc. (“Hanlon” or the “Adviser”) and the Trust on behalf of the Tactical Dividend and Momentum Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by Hanlon; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Hanlon. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials and considered information provided by Hanlon related to the Advisory Agreement with the Trust with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance, and operational services for the Fund; information regarding the financial condition of Hanlon; information regarding risk management processes and liquidity management; the compliance policies and procedures of Hanlon, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Hanlon’s compliance resources and practices; information regarding Hanlon’s compliance and regulatory history; management’s discussion with respect to organizational update matters; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services to be provided by Hanlon under the Advisory Agreement, the Board considered the level and sophistication of Hanlon’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of Hanlon. The Board noted the Trust’s CCO’s analysis that Hanlon’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of Hanlon’s cybersecurity and business continuity policies and procedures. The Board further considered the significant risks assumed by Hanlon in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

TACTICAL DIVIDEND AND MOMENTUM
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2024

In considering the nature, extent, and quality of the services provided by Hanlon, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Hanlon’s management and the quality of the performance of Hanlon’s duties. The Board concluded that Hanlon had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the advisory services provided by Hanlon to the Fund were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings, including the quarterly written reports containing the Adviser’s performance commentaries. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group.

The Board considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended March 31, 2024 as compared to its benchmark index and the performance of the Fund’s Peer Group and Morningstar category for those periods. The Board considered that the Fund had outperformed the median of its Peer Group for the one-and three-year periods and underperformed the same for the five-year and since inception periods. The Board also considered that the Fund had outperformed the median of its Morningstar category for the one-, three- and five-year periods and underperformed the same for the since inception period. The Board further considered that the Fund had underperformed its benchmark index for the one-, three-, five-year, and since inception periods and noted that the Fund’s investment strategy and investment goal was not designed to primarily focus on outperformance relative to a benchmark. The Board took into account Hanlon’s discussion of the Fund’s performance history, including the factors that had contributed to any underperformance relative to peers, such as current market conditions and actions taken to address performance. The Board also took into account the Fund’s risk-adjusted returns and noted the Fund’s overall performance history as well as performance relative to peers in more recent time periods. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by Hanlon with respect to the Fund, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by Hanlon with respect to the Fund. The Board also took into account Hanlon’s discussion with respect to the fees and expenses relating to the Fund, including any actions taken to reduce Fund expenses.

The Board noted that the Fund’s contractual advisory fee was above the median of the Morningstar category and equal to the median of the Peer Group. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board also considered that Hanlon has continued to agree to reimburse expenses to limit net annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, or extraordinary expenses such as litigation expenses) to 1.45%, 1.70% 1.85% and 2.45% of the average net assets attributable to Class I, Class A, Class R and Class C shares, respectively, of the Fund. Based on the factors above, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered Hanlon’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Hanlon based on current asset levels of the Fund. The Board also took into account Hanlon’s discussion of its profitability and its direct and indirect costs of operating the Fund. The Board concluded that Hanlon’s profitability from its relationship with the Fund was not excessive.

TACTICAL DIVIDEND AND MOMENTUM
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2024

Economies of Scale. The Board considered whether Hanlon would realize economies of scale with respect to its management of the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the Fund. The Board considered the profitability analysis provided by Hanlon and Hanlon’s discussion of the Fund’s current asset levels and fee structure. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by Hanlon from its relationship with the Fund. The Board also considered that Hanlon did not believe it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than the benefits Hanlon believes it receives from the operation of the Fund because it allows for its investment strategies to be operated within the Fund rather than needing individual trades for each security in each client account. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Hanlon as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 10/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 10/3/2024

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer
Date: 10/3/2024